OTHER CURRENT LIABILITIES - Summary of Contract Liability (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current contract liabilities
Total current contract liabilities	$ 4,477	$ 2,109	$ 3,690
Advance from customers
Current contract liabilities
Total current contract liabilities	4,421	2,017	3,585
Custodial service
Current contract liabilities
Total current contract liabilities	38	65	76
Transportation service
Current contract liabilities
Total current contract liabilities	$ 18	$ 27	$ 29